Deferred Revenue Deferred Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 324,709	$ 298,225
Deferred Revenue, Noncurrent	343,452	249,879
Maintenance Revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	155,967	140,737
Deferred Revenue, Noncurrent	62,201	60,398
Unearned Revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	168,742	157,488
Deferred Revenue, Noncurrent	$ 281,251	$ 189,481